[GRAPHIC OMITTED]
DEUTSCHE ASSET MANAGEMENT

[GRAPHIC OMITTED]

Mutual Fund
Semi-Annual Report

June 30, 2002

Institutional

Treasury Money Fund


[GRAPHIC OMITTED]
A Member of the
DEUTSCHE BANK GROUP

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ........................................  3

              TREASURY MONEY FUND INSTITUTIONAL
                 Statement of Assets and Liabilities ........................  5
                 Statement of Operations ....................................  6
                 Statements of Changes in Net Assets ........................  7
                 Financial Highlights .......................................  8
                 Notes to Financial Statements ..............................  9

              TREASURY MONEY PORTFOLIO
                 Schedule of Portfolio Investments .......................... 11
                 Statement of Assets and Liabilities ........................ 12
                 Statement of Operations .................................... 13
                 Statements of Changes in Net Assets ........................ 14
                 Financial Highlights ....................................... 15
                 Notes to Financial Statements .............................. 16


                    ---------------------------------------
   The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                    ---------------------------------------



--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


We are pleased to present you with this semi-annual report for Treasury Money Fund Institutional (the 'Fund'), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
AS 2002 BEGAN, THE WEAKENED STATE OF THE US ECONOMY CAUSED MUCH UNCERTAINTY IN THE FINANCIAL MARKETS. MANY INVESTORS REMAINED SKEPTICAL AS TO WHETHER THE FEDERAL RESERVE BOARD HAD COMPLETED ITS INTEREST RATE CUTTING CYCLE.
o Despite a stream of economic data that pointed to signs of bottoming in the general US economy, fears related to the ongoing war on terrorism kept the Federal Reserve Board on hold.
o By February, it became clear that no more interest rate cuts would likely be forthcoming from the Federal Reserve Board during this cycle and additionally that interest rate hikes might not be too long in coming.
o In fact, at its March 19th meeting, the Federal Reserve Board kept the federal funds rate at 1.75% but shifted from an easing to a neutral bias, citing a slow economic recovery in progress. The money markets began pricing in potential interest rate increases by mid-year 2002 causing the yield curve to steepen.

AS THE SECOND CALENDAR QUARTER GOT UNDERWAY, THE US ECONOMIC RECOVERY SEEMED A BIT MORE TENTATIVE THAN DURING THE FIRST QUARTER.
o Business spending began to pick up and the consumer continued to spend, especially on housing.
o However, no improvement could be detected in the labor market. In fact, the unemployment rate climbed to 6% in April before leveling off in May and June.
o Manufacturing in the US also remained weak.
o In reaction, the one-year US Treasury yield curve flattened somewhat, as market participants expected the federal funds rate to remain unchanged at 1.75% until the fourth quarter of 2002.

THE GLOBAL POLITICAL ENVIRONMENT ALSO IMPACTED THE MONEY MARKETS DURING THE SEMI-ANNUAL PERIOD.
o Renewed terrorist threats in the US weighed on the confidence of American financial markets, as did escalating tensions in the Middle and Far East. Disquiet between India and Pakistan built, and suicide bombings in Israel reached new levels of devastation.
o Toward the end of the semi-annual period, US citizens were on heightened alert, as the Office of Homeland Security issued new terror alerts surrounding the July 4th holiday weekend.

FURTHER COMPLICATING MATTERS, THE US TREASURY REACHED ITS DEBT CEILING LIMIT AT THE END OF JUNE AND WAS FORCED TO POSTPONE ITS TWO-YEAR NOTE AUCTION UNTIL CONGRESS PASSED A LIMIT INCREASE.
o In response, Moody's Rating Service threatened to cut the Aaa rating of the US government. Without an increase in the debt ceiling, the US Treasury would not have enough cash on hand to pay for maturing debt.
o In the final hour, Congress passed the increase. The two-year note was announced and auctioned on the same day. Though the auction was lackluster, the market was relieved that the US Treasury resolved this impending crisis.

ALSO ON THE FOREFRONT OF THE MONEY MARKETS' ATTENTION WAS THE DEVALUATION OF THE US DOLLAR IN THE GLOBAL CURRENCY MARKETS.
o As the second calendar quarter was coming to a close, the US dollar and the euro nearly reached parity.
o Currency traders were focusing on global terror woes and the slower than expected recovery of the US economy.

INVESTMENT REVIEW
We were able to produce competitive yields in Treasury Money Fund Institutional for the semi-annual period. Given the continued weakness in the US economy, we maintained an average weighted maturity near 55 days through much of the semi-annual period. We implemented a barbell strategy, whereby we purchased short-dated repurchase agreements and also focused on adding yield through 6-month US Treasury bills. The steepened yield curve had made higher yields available at the longer end of the curve.

We also actively traded US Treasury bills during the second calendar quarter, as there were several instances


SECTOR ALLOCATION
By Asset Type as of June 30, 2002
(percentages are based on market value of total investments in the Portfolio)

[GRAPHIC OMITTED]
Repurchase Agreements        50%
US Treasury Obligations      42%
Money Market Funds            8%

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                                        3

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


when the market rallied due to technical factors. We decided to take profits, then purchased the US Treasury bills back after the market had reversed course. In addition to longer-dated US Treasury bills, we also positioned the portfolio in term repurchase agreements, as we do not anticipate any official Federal Reserve Board changes to interest rates until the fourth quarter of 2002.

MANAGER OUTLOOK
In our view, the US economy continues to chug along, still with promises of some pickup in growth ahead. Non-defense capital goods shipments and orders came in somewhat stronger than expected, and equipment and software spending are anticipated to record a moderate increase for the second calendar quarter. The housing market continues to exhibit impressive vigor, as sales of new homes soared in June. While downside risks remain considerable, we believe the US economy nevertheless shows promising signs of returning to trend growth. We expect that the Federal Reserve Board will keep interest rates unchanged for at least the next several meetings and is unlikely to begin the process of reversing some of last year's interest rate cuts until it is more confident in the sustainability of the economic expansion. At a minimum, the Federal Reserve Board will want to see more concrete signs of a revival in business investment and much greater improvement in the labor markets. We expect this evidence to emerge gradually in the second half of this year and then continue to solidify in 2003. A sufficient case to begin the tightening process is unlikely to be built before the fourth quarter of 2002 at the earliest.

Given this outlook, we intend to maintain our current duration stance in the Fund. When the economic recovery accelerates, we anticipate some further steepening in the US Treasury yield curve. We thus intend to carefully monitor economic events to determine when it may be appropriate to change the duration of the Fund.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of Treasury Money Fund Institutional, and we look forward to continuing to serve your investment needs for many years ahead.



/S/SIGNATURE
Christine C. Haddad
Portfolio Manager of
TREASURY MONEY PORTFOLIO
June 30, 2002

                                             CUMULATIVE TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS         ANNUALIZED
                                                                                                                     7 Day     7 Day
Periods Ended   6 Months 1 Year 3 Years 5 Years 10 Years        Since 1 Year 3 Years 5 Years 10 Years       Since  Current Effective
June 30, 2002                                            Inception(2)                                Inception(2)    Yield     Yield

Treasury
Money Fund
Institutional(1)   0.81%  2.22%  13.89%  25.96%   56.18%       74.22%  2.22%   4.43%   4.72%    4.56%       4.76% 1.60%(3)  1.59%(3)
------------------------------------------------------------------------------------------------------------------------------------
iMoneyNet--US
Treasury
and Repo
Institutional
Money Funds
Average(4)         0.71%  2.00%  13.17%  24.86%   54.18%       71.46%  2.00%   4.20%   4.54%    4.42%       4.62% 1.35%     1.36%
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Yields and total return will fluctuate.The yields quoted more closely reflect the Fund's current earnings than the total return quotations.'Current yield' refers to the income generated by an investment in the Fund over a seven-day period.This income is then 'annualized'. The 'effective yield' is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The 'effective yield' may be slightly higher than the 'current yield' because of the compounding effect of this assumed reinvestment. All performance assumes the reinvestment of dividends. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
  An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The Fund's inception date is July 25, 1990. Benchmark returns are for the period beginning July 31, 1990.
3 The investment advisor and administrator have contractually agreed to waive their fees and/or reimburse expenses until April 30, 2003 so that total net expenses are not exceeded.Without such fee waivers theseven-day current and effective yields would have been 1.57% and 1.56%, respectively.
4 Money Fund Report Averages, a service of iMoneyNet,Inc., are averages for categories of similar money market funds.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                   JUNE 30, 2002

ASSETS
   Investment in the Treasury Money Portfolio, at value ..........  $431,258,649
   Receivable for capital shares sold ............................     2,145,875
   Prepaid expenses and other ....................................        33,064
                                                                    ------------
Total assets .....................................................   433,437,588
                                                                    ------------
LIABILITIES
   Due to administrator ..........................................         8,852
   Dividend payable ..............................................       578,341
   Accrued expenses and other ....................................        34,633
                                                                    ------------
Total liabilities ................................................       621,826
                                                                    ------------
NET ASSETS .......................................................  $432,815,762
                                                                    ============

COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................  $432,673,131
   Undistributed net investment income ...........................        45,494
   Accumulated net realized gain from investment transactions ....        97,137
                                                                    ------------
NET ASSETS .......................................................  $432,815,762
                                                                    ============

SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) ..................................   432,665,052
                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................  $       1.00
                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                             FOR THE SIX
                                                                            MONTHS ENDED
                                                                           JUNE 30, 2002

INVESTMENT INCOME
   Net investment income allocated from Treasury Money Portfolio:
     Interest .............................................................   $4,474,144
     Dividends ............................................................      315,097
     Expenses(1) ..........................................................     (514,156)
                                                                              ----------
   Net investment income from Treasury Money Portfolio ....................    4,275,085
                                                                              ----------
EXPENSES
   Administration and services fees .......................................      130,306
   Registration fees ......................................................        9,380
   Printing and shareholder reports .......................................       11,320
   Professional fees ......................................................       11,618
   Trustees fees ..........................................................        5,458
   Miscellaneous ..........................................................       12,565
                                                                              ----------
Total expenses ............................................................      180,647
Less: fee waivers and/or expense reimbursements ...........................      (50,341)
                                                                              ----------
Net expenses ..............................................................      130,306
                                                                              ----------
NET INVESTMENT INCOME .....................................................    4,144,779
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............................       57,035
                                                                              ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................................   $4,201,814
                                                                              ==========

--------------------------------------------------------------------------------
1 For the six months ended June 30, 2002, the Treasury Money Portfolio waived fees in the amount of $29,523, which was allocated to the Fund on a pro-rated basis.



See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX                  FOR THE
                                                                      MONTHS ENDED               YEAR ENDED
                                                                  JUNE 30, 2002(1)        DECEMBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..........................................$     4,144,779         $    32,906,273
   Net realized gain from investment transactions .................         57,035                 107,521
                                                                   ---------------         ---------------
Net increase in net assets from operations ........................      4,201,814              33,013,794
                                                                   ---------------         ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................................     (4,264,164)            (33,073,088)
                                                                   ---------------         ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value of $1.00 per share)
   Proceeds from sales of shares ..................................  1,755,806,286           3,813,643,254
   Dividend reinvestments .........................................      3,545,942              29,883,789
   Cost of shares redeemed ........................................ (1,853,460,664)         (4,405,076,602)
                                                                   ---------------         ---------------
Net decrease in net assets from capital share transactions ........    (94,108,436)           (561,549,559)
                                                                   ---------------         ---------------
TOTAL DECREASE IN NET ASSETS ......................................    (94,170,786)           (561,608,853)
NET ASSETS
   Beginning of period ............................................    526,986,548           1,088,595,401
                                                                   ---------------         ---------------
   End of period ..................................................$   432,815,762         $   526,986,548
                                                                   ===============         ===============

--------------------------------------------------------------------------------
1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                   FOR THE YEARS ENDED DECEMBER 31,
                                         2002(1)          2001          2000         1999         1998         1997

PER SHARE OPERATING
   PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ................   $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                          ------        ------        ------       ------       ------       ------
INCOME FROMINVESTMENT
   OPERATIONS
   Net investment income ..............     0.01          0.04          0.06         0.05         0.05         0.05
   Net realized gain (loss) on
     investment transactions ..........     0.00(2)       0.00(2)      (0.00)(2)    (0.00)(2)     0.00(2)      0.00(2)
                                          ------        ------        ------       ------       ------       ------
Total from investment
   operations .........................     0.01          0.04          0.06         0.05         0.05         0.05
                                          ------        ------        ------       ------       ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..............    (0.01)        (0.04)        (0.06)       (0.05)       (0.05)       (0.05)
                                          ------        ------        ------       ------       ------       ------
NET ASSET VALUE,
   END OF PERIOD ......................   $ 1.00        $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                          ======        ======        ======       ======       ======       ======


TOTAL INVESTMENT RETURN ...............     0.81%         3.85%         6.12%        4.84%        5.28%        5.42%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ................... $432,816      $526,987    $1,088,595   $1,967,797   $1,728,834   $1,852,634
   Ratios to average net assets:
     Net investment income ............     1.59%(3)      3.95%         5.91%        4.72%        5.16%        5.26%
     Expenses after waivers
        and/or reimbursements,
        including expenses
        of the Treasury Money
        Portfolio .....................     0.25%(3)      0.25%         0.25%        0.25%        0.25%        0.25%
     Expenses before waivers
        and/or reimbursements,
        including expenses
        of the Treasury Money
        Portfolio .....................     0.28%(3)      0.27%         0.27%        0.26%        0.26%        0.27%

--------------------------------------------------------------------------------
1 Unaudited.
2 Less than $0.01 per share.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Institutional Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Treasury Money Fund Institutional (the 'Fund') is one of the funds the Trust offers to investors.

The investment objective of the Fund is to seek a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Treasury Money Portfolio (the 'Portfolio'), an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On June 30, 2002, the Fund owned approximately 65% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME AND OTHER
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund distributes all of its net investment income in the form of dividends, which are declared and recorded daily. Accumulated daily dividends are distributed to shareholders monthly.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.



--------------------------------------------------------------------------------

Treasury Money Fund Institutional
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--FEDERAL INCOME TAXES
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary income                             $33,073,088

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $204,981

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2002, there was one shareholder who held 11% of the outstanding shares of the Fund.

NOTE 5--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Trust voted on and approved the following proposal. A description of the proposal and number of shares voted are as follows:

1. To elect the BT Institutional Funds Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                ------------       ----------
Richard R. Burt        13,854,710,631       45,724,130
S. Leland Dill         13,849,424,971       51,009,790
Martin J. Gruber       13,854,712,218       45,722,543
Richard T. Hale        13,854,710,537       45,724,224
Joseph R. Hardiman     13,854,712,218       45,722,543
Richard J. Herring     13,854,712,218       45,722,543
Graham E. Jones        13,849,424,993       51,009,768
Rebecca W. Rimel       13,854,712,218       45,722,543
Philip Saunders, Jr.   13,849,424,993       51,009,768
William N. Searcy      13,854,710,631       45,724,130
Robert H. Wadsworth    13,854,712,218       45,722,543


--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2002 (Unaudited)

  PRINCIPAL
     AMOUNT    SECURITY                                                                                    VALUE

               US TREASURY OBLIGATIONS--41.37%
               US Treasury Bills:
  $35,000,000    1.70%, 7/25/02 .....................................................................$ 34,960,333
   12,500,000    1.83%, 8/29/02 .....................................................................  12,462,510
   12,500,000    1.855%, 8/29/02 ....................................................................  12,461,998
   40,000,000    1.77%, 9/12/02 .....................................................................  39,856,433
   30,000,000    1.89%, 11/14/02 ....................................................................  29,785,800
   50,000,000    1.72%, 12/19/02 ....................................................................  49,591,500
   20,000,000    1.78%, 12/26/02 ....................................................................  19,823,978
               US Treasury Notes:
   25,000,000    5.75%, 10/31/02 ....................................................................  25,315,490
   25,000,000    4.75%, 1/31/03 .....................................................................  25,376,848
   25,000,000    5.50%, 2/28/03 .....................................................................  25,547,420
                                                                                                     ------------
TOTAL US TREASURY OBLIGATIONS
   (Amortized Cost $275,182,310) .................................................................... 275,182,310
                                                                                                     ------------
               MONEY MARKET FUNDS--8.28%
   27,581,098  AIM Treasury Portfolio ...............................................................  27,581,098
   27,518,879  Dreyfus Treasury Cash Money Market ...................................................  27,518,879
                                                                                                     ------------
TOTAL MONEY MARKET FUNDS
   (Amortized Cost $55,099,977) .....................................................................  55,099,977
                                                                                                     ------------
               REPURCHASE AGREEMENTS(1)--50.10%

   50,000,000  Tri Party Repurchase Agreement with Credit Suisse First
                   Boston Corp., dated 6/28/02, 1.90%, principal and interest in the amount of $50,007,917, due 7/1/02, (collateralized by a
                   US Treasury Bill with a par value of $51,340,000, coupon rate of 0.00%, due 11/14/02, with a market value of $51,004,750) ......................  50,000,000

   25,000,000  Tri Party Repurchase Agreement with Goldman Sachs & Co., dated 6/28/02, 1.87%, principal and interest in the amount of
                   $25,003,896, due 7/1/02, (collateralized by a US Treasury
                   Note with a par value of $23,825,000, coupon of 5.875%, due
                   11/15/04, with a market value of $25,332,870) ....................................  25,000,000

   25,000,000  Tri Party Repurchase Agreement with Lehman Brothers, Inc., dated 6/28/02, 1.90%, principal and interest in the amount of
                   $29,003,958, due 7/1/02, (collateralized by a Freddie Mac
                   with a par value of $24,695,000, coupon rate of 7.00%, due
                   2/15/03 and by US Treasury Strips with a par of $1,456,126, coupon rates from 0.00% to 12.50%, due from 5/15/93 to
                   8/15/13, with a market value of $1,172,747) ......................................  25,000,000

   81,000,000  Tri Party Repurchase Agreement with Salomon Smith Barney, dated 6/28/02, 1.91%, principal and interest in the amount of
                   $81,012,893, due 7/1/02, (collateralized by US Treasury
                   Strips with a par value of $182,285,000, coupon rate 0.00%, due 5/15/16, with a market value of $82,802,961) .................................  81,000,000

   100,000,000 Tri Party Repurchase Agreement with UBS Warburg LLC, dated
                   4/9/02, 1.80%, principal and interest in the amount of
                   $100,015,000, due 7/9/02, (collateralized by US Treasury
                   Strips with a par value of $241,456,000, coupon rates from
                   0.00% to 10.625%, due from 11/15/14 thru 8/15/22, with a
                   market value of $102,002,258)(2) ................................................. 100,000,000

   52,313,553  Tri Party Repurchase Agreement with Westdeutsche Landesbank, dated 6/28/02, 1.90%, principal and interest in the amount of
                   $52,321,836, due 7/1/02, (collateralized by a US Treasury
                   Note with a par value of $52,502,000, coupon rate of 3.375%, due 4/30/04, with a market value of $53,076,267) .................................  52,313,553
                                                                                                     ------------

TOTAL REPURCHASE AGREEMENTS
   (Amortized Cost $333,313,553) .................................................................... 333,313,553
                                                                                                     ------------

TOTAL INVESTMENTS
   (Amortized Cost $663,595,840) .................................................. 99.75%            663,595,840

OTHER ASSETS IN EXCESS OF LIABILITIES .............................................  0.25               1,666,400
                                                                                   ------            ------------
NET ASSETS ........................................................................100.00%           $665,262,240
                                                                                   ======            ============

--------------------------------------------------------------------------------
1 Market value disclosed for collateral on repurchase agreements is as of June
  30, 2002.
2 The term repurchase agreements are subject to a seven-day demand feature.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2002

ASSETS
   Investments at value (amortized cost $663,595,840) ............. $663,595,840
   Cash ...........................................................       59,314
   Interest receivable ............................................    1,739,475
   Prepaid expenses and other .....................................        2,156
                                                                    ------------
Total assets ......................................................  665,396,785
                                                                    ------------
LIABILITIES
   Due to advisor .................................................      106,327
   Accrued expenses and other .....................................       28,218
                                                                    ------------
Total liabilities .................................................      134,545
                                                                    ------------
NET ASSETS ........................................................ $665,262,240
                                                                    ============


COMPOSITION OF NET ASSETS
   Paid-in capital ................................................ $665,262,240
                                                                    ------------
NET ASSETS ........................................................ $665,262,240
                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)
                                                                    FOR THE SIX
                                                                   MONTHS ENDED
                                                                  JUNE 30, 2002

INVESTMENT INCOME
   Interest ........................................................ $6,870,479
   Dividends .......................................................    483,880
                                                                     ----------
Total investment income ............................................  7,354,359
                                                                     ----------
EXPENSES
   Advisory fees ...................................................    600,972
   Administration and services fees ................................    200,324
   Professional fees ...............................................     12,848
   Trustees fees ...................................................      5,448
   Miscellaneous ...................................................     15,707
                                                                     ----------
Total expenses .....................................................    835,299
Less: fee waivers and/or expense reimbursements ....................    (45,337)
                                                                     ----------
Net expenses .......................................................    789,962
                                                                     ----------
NET INVESTMENT INCOME ..............................................  6,564,397
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS .....................     84,720
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................... $6,649,117
                                                                     ==========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX                  FOR THE
                                                                  MONTHS ENDED               YEAR ENDED
                                                              JUNE 30, 2002(1)        DECEMBER 31, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..................................... $     6,564,397          $    44,993,071
   Net realized gain from investment transactions ............          84,720                  155,574
                                                               ---------------          ---------------
Net increase in net assets from operations ...................       6,649,117               45,148,645
                                                               ---------------          ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from capital invested ............................   1,599,776,310            3,776,060,877
   Value of capital withdrawn ................................  (1,752,422,674)          (4,440,708,522)
                                                               ---------------          ---------------
Net decrease in net assets from capital transactions
   in shares of beneficial interest ..........................    (152,646,364)            (664,647,645)
                                                               ---------------          ---------------
TOTAL DECREASE IN NET ASSETS .................................    (145,997,247)            (619,499,000)
NET ASSETS
   Beginning of period .......................................     811,259,487            1,430,758,487
                                                               ---------------          ---------------
   End of period ............................................. $   665,262,240          $   811,259,487
                                                               ===============          ===============
--------------------------------------------------------------------------------

1 Unaudited.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                     FOR THE SIX
                                    MONTHS ENDED
                                        JUNE 30,                                FOR THE YEARS ENDED DECEMBER 31,
                                         2002(1)       2001          2000         1999         1998         1997

TOTAL INVESTMENT RETURN ................    0.87%        --            --           --           --           --
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ....................$665,262   $811,259    $1,430,758   $2,529,304   $2,038,646   $2,119,300
   Ratios to average net assets:
     Net investment income .............    1.64%(2)   3.94%         5.95%        4.76%        5.23%        5.29%
     Expenses after waivers
        and/or reimbursements ..........    0.20%(2)   0.20%         0.20%        0.20%        0.20%        0.20%
     Expenses before waivers
        and/or reimbursements ..........    0.21%(2)   0.21%         0.21%        0.20%        0.20%        0.20%
-----------------------------------------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
The Treasury Money Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Portfolio is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Fund's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at amortized cost.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.


D. REPURCHASE AGREEMENTS
The Portfolio may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed income securities to the Portfolio and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.



--------------------------------------------------------------------------------

Treasury Money Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2--FEES AND TRANSACTION
WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.

Investment Company Capital Corp. ('ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.05%.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.25% of the average daily net assets of the Fund, including expenses of the Portfolio.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--LINE OF CREDIT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.

NOTE 4--SUBSEQUENT EVENTS
Proxy Results (unaudited). At the Special Shareholder Meeting on July 30, 2002, shareholders of the Treasury Money Portfolio voted on and approved the following proposals. A description of the proposals and number of shares voted are as follows:

1. To elect the Treasury Money Portfolio Board of Trustees.

                                                Shares
                               Shares            voted
Nominees                  voted 'For'       'Withheld'
---------                 -----------       ----------
Richard R. Burt           717,420,264                0
S. Leland Dill            717,354,620           65,643
Martin J. Gruber          717,420,264                0
Richard T. Hale           717,420,264                0
Joseph R. Hardiman        717,420,264                0
Richard J. Herring        717,420,264                0
Graham E. Jones           717,354,620           65,643
Rebecca W. Rimel          717,420,264                0
Philip Saunders, Jr.      717,354,620           65,643
William N. Searcy         717,420,264                0
Robert H. Wadsworth       717,420,264                0


2. To approve new investment advisory agreements between the portfolio and Deutsche Asset Management, Inc.

Shares                         Shares           Shares
voted                           voted            voted
'For'                       'Against'        'Abstain'
------                      ---------        ---------
715,901,900                   633,602          884,760



--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PRIVACY STATEMENT

This privacy statement is issued by the Deutsche Asset Management mutual funds, Scudder Financial Services, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Scudder Distributors, Inc.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by the entities listed above.

If you have questions about our privacy policy, please contact us at (800) 730-1313, or write to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415



July 2002

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.


Treasury Money Fund Institutional                              CUSIP #055924203
                                                               1680SA (6/02)
                                                               Printed 8/02

Distributed by:
ICC Distributors, Inc.